February 26, 2010

Securities and Exchange Commission

100 F Street N.E.

Washington, D.C. 20549

Re:	The Oberweis Funds (the “Fund”)
Post-Effective Amendment No. 35 under the
Securities Act of 1933 and Amendment No. 37 under the
Investment Company Act of 1940
File Nos. 33-9093 and 811-4854

To the Commission:

The Fund is transmitting electronically for filing pursuant to the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940 (the “1940 Act”) the Fund’s Post-Effective Amendment No. 35 under the 1933 Act to its Registration Statement on Form N-1A (Amendment No. 37 under the 1940 Act).

This Amendment is being filed pursuant to the conditions and requirements of Rule 485(a)(1) under the 1933 Act. The purpose of this Amendment is to comply with the enhanced disclosure requirements of amended Form N-1A. This Amendment is intended to become effective on May 1, 2010.

If you have any questions or comments concerning this filing, please contact me at (312) 609-7616 or James A. Arpaia at (312) 609-7618.

Very truly yours,

/s/Renee M. Hardt

Renee M. Hardt